Loans and Allowance for Credit Losses - Summary of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	$ 93,215	$ 87,147	$ 82,268	$ 79,783	$ 79,783	$ 53,520	$ 44,269
Total provision	1,723	29,627	14,210	54,570	49,348	35,984	14,118
Total charge-offs	581	26,868	4,011	45,380	49,302	10,734	9,307
Total recoveries	408	1,263	2,298	2,196	2,439	1,013	4,440
Balance at end of period	94,765	91,169	94,765	91,169	82,268	79,783	53,520
Loans ending balance	8,052,978		8,052,978		7,457,429	6,936,831
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	62,235	60,135	54,688	55,824	55,824	28,930	15,856
Total provision	(123)	29,218	9,390	50,750	43,782	35,355	12,772
Total charge-offs	440	25,455	3,301	43,332	46,367	8,525	1,033
Total recoveries	71	675	966	1,331	1,449	64	1,335
Balance at end of period	61,743	64,573	61,743	64,573	54,688	55,824	28,930
Loans ending balance	4,927,301		4,927,301		4,665,222	4,539,438
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	13,260	9,804	10,103	8,136	8,136	7,050	12,307
Total provision	(384)	(943)	2,645	678	1,389	1,018	(2,370)
Total charge-offs						271	4,668
Total recoveries	76	519	204	566	578	339	1,781
Balance at end of period	12,952	9,380	12,952	9,380	10,103	8,136	7,050
Loans ending balance	1,218,917		1,218,917		1,072,707	895,908
Consumer
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	13,385	13,323	13,265	13,450	13,450	15,552	15,459
Total provision	2,190	1,300	2,071	1,441	1,506	(1,412)	2,097
Total charge-offs	141	1,413	543	1,906	2,094	1,291	3,313
Total recoveries	196	67	837	292	403	601	1,309
Balance at end of period	15,630	13,277	15,630	13,277	13,265	13,450	15,552
Loans ending balance	1,688,483		1,688,483		1,525,859	1,350,143
Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Balance at beginning of period	4,335	3,885	4,212	2,373	2,373	1,988	647
Total provision	40	52	104	1,701	2,671	1,023	1,619
Total charge-offs			167	142	841	647	293
Total recoveries	65	2	291	7	9	9	15
Balance at end of period	4,440	3,939	4,440	3,939	4,212	2,373	1,988
Loans ending balance	218,277		218,277		193,641	151,342
ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Total provision	(1,262)	190	(2,198)	(3,204)	(3,468)	(5,900)	(6,023)
Total charge-offs	375	1,092	414	1,092	1,092	158	5,053
Total recoveries	68	429	916	493	504	589	3,664
Allowance for credit losses, collectively evaluated for impairment	8,258	10,298	8,258	10,298	10,043	13,834	17,917
Allowance for credit losses, individually evaluated for impairment	324	233	324	233	235	500	1,886
Loans collectively evaluated for impairment	255,078		255,078		301,769	382,254
Loans individually evaluated for impairment	18,928		18,928		22,513	51,890
Loans ending balance	274,006		274,006		324,282	434,144
ACI Loans | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total provision	278	(39)	95	(2,179)	(2,073)	(1,536)	(1,931)
Total charge-offs	375		414			9
Total recoveries		8	246	20	20	16	1,333
Allowance for credit losses, collectively evaluated for impairment		70		70	176	2,062	2,528
Allowance for credit losses, individually evaluated for impairment	103		103			168	1,229
Loans collectively evaluated for impairment	22,120		22,120		26,276	41,175
Loans individually evaluated for impairment	10,223		10,223		11,772	20,818
Loans ending balance	32,343		32,343		38,047	61,993
ACI Loans | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total provision	(1,195)	(763)	(877)	(876)	(904)	(966)	(2,901)
Total charge-offs						123	4,668
Total recoveries	65	419	186	466	474	331	1,719
Allowance for credit losses, collectively evaluated for impairment	1,958	2,671	1,958	2,671	2,652	3,084	3,577
Allowance for credit losses, individually evaluated for impairment	6	4	6	4	3		266
Loans collectively evaluated for impairment	73,929		73,929		87,825	105,605
Loans individually evaluated for impairment	8,705		8,705		10,345	28,890
Loans ending balance	82,634		82,634		98,170	134,495
ACI Loans | Consumer
Accounts Notes And Loans Receivable [Line Items]
Total provision	(345)	992	(1,416)	(149)	(491)	(3,398)	(1,191)
Total charge-offs		1,092		1,092	1,092	26	385
Total recoveries	3	2	484	7	10	242	612
Allowance for credit losses, collectively evaluated for impairment	6,300	7,557	6,300	7,557	7,215	8,688	11,812
Allowance for credit losses, individually evaluated for impairment	215	229	215	229	232	332	391
Loans collectively evaluated for impairment	159,029		159,029		187,668	235,474
Loans individually evaluated for impairment					396	2,182
Loans ending balance	159,029		159,029		188,065	237,656
ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Total provision	(192)	(284)	227	(279)	(39)	385	1,666
Total charge-offs	74	144	306	334	367	1,001	2,749
Total recoveries	256	144	558	244	321	206	467
Allowance for credit losses, collectively evaluated for impairment	1,396	633	1,396	633	908	1,002	863
Allowance for credit losses, individually evaluated for impairment	62	61	62	61	70	61	612
Loans collectively evaluated for impairment	200,374		200,374		232,528	299,770
Loans individually evaluated for impairment	1,918		1,918		1,557	1,893
Loans ending balance	202,292		202,292		234,085	301,663
ANCI Loans | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total provision	31	(33)	639	(196)	(169)	31	(854)
Total charge-offs	65		99				190
Total recoveries	27	11	43	35	43	48	2
Allowance for credit losses, collectively evaluated for impairment	883	262	883	262	299	425	348
Loans collectively evaluated for impairment	54,596		54,596		51,694	63,716
Loans ending balance	54,596		54,596		51,694	63,716
ANCI Loans | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total provision		(237)	(42)	(211)	(85)	193	(148)
Total charge-offs						25
Total recoveries		100		100	101	8	62
Allowance for credit losses, collectively evaluated for impairment	202	117	202	117	243	227	51
Loans collectively evaluated for impairment	16,245		16,245		20,306	29,911
Loans ending balance	16,245		16,245		20,306	29,911
ANCI Loans | Consumer
Accounts Notes And Loans Receivable [Line Items]
Total provision	(154)	33	(146)	188	225	17	1,838
Total charge-offs	9	144	160	334	367	329	2,266
Total recoveries	164	31	268	102	168	141	388
Allowance for credit losses, collectively evaluated for impairment	55		55		94	65	259
Allowance for credit losses, individually evaluated for impairment	38	61	38	61	37	40	18
Loans collectively evaluated for impairment	119,152		119,152		151,759	195,307
Loans individually evaluated for impairment	1,597		1,597		1,168	1,434
Loans ending balance	120,749		120,749		152,927	196,741
ANCI Loans | Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Total provision	(69)	(47)	(224)	(60)	(10)	144	830
Total charge-offs			47			647	293
Total recoveries	65	2	247	7	9	9	15
Allowance for credit losses, collectively evaluated for impairment	256	254	256	254	272	285	205
Allowance for credit losses, individually evaluated for impairment	24		24		33	21	594
Loans collectively evaluated for impairment	10,381		10,381		8,769	10,836
Loans individually evaluated for impairment	321		321		389	459
Loans ending balance	10,702		10,702		9,158	11,295
Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Total provision	3,177	29,721	16,181	58,053	52,855	41,499	18,475
Total charge-offs	132	25,632	3,291	43,954	47,843	9,575	1,505
Total recoveries	84	690	824	1,459	1,614	218	309
Allowance for credit losses, collectively evaluated for impairment	73,801	71,154	73,801	71,154	69,407	59,883	29,095
Allowance for credit losses, individually evaluated for impairment	10,924	8,790	10,924	8,790	1,605	4,503	3,147
Loans collectively evaluated for impairment	7,484,359		7,484,359		151,634	74,415
Loans individually evaluated for impairment	92,321		92,321		6,747,428	6,126,609
Loans ending balance	7,576,680		7,576,680		6,899,062	6,201,024
Originated Loans | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total provision	(432)	29,290	8,656	53,125	46,024	36,860	15,557
Total charge-offs		25,455	2,788	43,332	46,367	8,516	843
Total recoveries	44	656	677	1,276	1,386
Allowance for credit losses, collectively evaluated for impairment	49,847	55,451	49,847	55,451	52,615	48,666	21,685
Allowance for credit losses, individually evaluated for impairment	10,910	8,790	10,910	8,790	1,598	4,503	3,140
Loans collectively evaluated for impairment	4,749,077		4,749,077		150,658	74,111
Loans individually evaluated for impairment	91,285		91,285		4,424,822	4,339,618
Loans ending balance	4,840,362		4,840,362		4,575,481	4,413,729
Originated Loans | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total provision	811	57	3,564	1,765	2,378	1,791	679
Total charge-offs						123
Total recoveries	11		18		3
Allowance for credit losses, collectively evaluated for impairment	10,786	6,588	10,786	6,588	7,205	4,825	3,156
Loans collectively evaluated for impairment	1,120,038		1,120,038
Loans individually evaluated for impairment					954,231	731,502
Loans ending balance	1,120,038		1,120,038		954,231	731,502
Originated Loans | Consumer
Accounts Notes And Loans Receivable [Line Items]
Total provision	2,689	275	3,633	1,402	1,772	1,969	1,450
Total charge-offs	132	177	383	480	635	936	662
Total recoveries	29	34	85	183	225	218	309
Allowance for credit losses, collectively evaluated for impairment	9,019	5,430	9,019	5,430	5,687	4,325	3,065
Allowance for credit losses, individually evaluated for impairment	3		3				7
Loans collectively evaluated for impairment	1,408,263		1,408,263		426	304
Loans individually evaluated for impairment	442		442		1,184,442	915,442
Loans ending balance	1,408,705		1,408,705		1,184,867	915,746
Originated Loans | Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Total provision	109	99	328	1,761	2,681	879	789
Total charge-offs			120	142	841
Total recoveries			44
Allowance for credit losses, collectively evaluated for impairment	4,149	$ 3,685	4,149	$ 3,685	3,900	2,067	$ 1,189
Allowance for credit losses, individually evaluated for impairment	11		11		7
Loans collectively evaluated for impairment	206,981		206,981		550
Loans individually evaluated for impairment	594		594		183,933	140,047
Loans ending balance	$ 207,575		$ 207,575		$ 184,483	$ 140,047